CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 35,558	$ 34,916	$ 33,351
Cost of revenues	14,056	12,935	11,244
Gross profit	21,502	21,981	22,107
Operating expenses:
Research and development, net	4,032	3,933	3,970
Selling and marketing	9,008	9,998	8,609
General and administrative	6,978	6,969	6,475
Total operating expenses	20,018	20,900	19,054
Operating income	1,484	1,081	3,053
Financial income (expenses), net	141	(1,011)	(1,017)
Income before income taxes	1,625	70	2,036
Taxes on income (tax benefit)	(2,404)	2,261	1,770
Net income (loss) from continuing operations	4,029	(2,191)	266
Net income (loss) from discontinued operations	(198)	8,607	436
Net income	3,831	6,416	702
Net income (loss) attributable to:
Non-controlling interests from continuing operations	0	(1)	(23)
Redeemable non-controlling interests from continuing operations	0	0	365
Senstar shareholders	3,831	6,417	360
Net income	$ 3,831	$ 6,416	$ 702
Basic net income (loss) per share:
Continuing operations	$ 0.17	$ (0.09)	$ 0.01
Discontinued operations	(0.01)	0.37	0
Basic net income per share	0.16	0.28	0.01
Diluted net income (loss) per share:
Continuing operations	0.17	(0.09)	0.01
Discontinued operations	(0.01)	0.37	0
Diluted net income per share	$ 0.16	$ 0.28	$ 0.01